Document and Entity Information	Oct. 15, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2025
Entity Registrant Name	KURA ONCOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37620
Entity Tax Identification Number	61-1547851
Entity Address Address Line 1	4930 Directors Place
Entity Address Address Line 2	Suite 500
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92121
City Area Code	858
Local Phone Number	500-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	KURA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001422143
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	12730 High Bluff Drive
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92130